DEBT - SCHEDULE OF WEIGHTED AVERAGE NET EFFECTIVE INTEREST RATE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Weighted average interest rate	8.10%	9.30%
Amount Outstanding	$ 267,216,692	$ 271,344,270
Mortgage Loan
IfrsStatementLineItems [Line Items]
Weighted average interest rate	8.00%	8.50%
Amount Outstanding	$ 263,225,723	$ 264,803,278
Secured Bridge Loan
IfrsStatementLineItems [Line Items]
Weighted average interest rate	15.60%	20.20%
Amount Outstanding	$ 3,990,969	$ 6,540,992